Employee benefit plans and compensation plans - Defined benefit plans - Expense (Details) - Defined benefit plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefit plans and compensation plans
Actuarial (loss)	$ 2.9	$ 0.6
Foreign Plan
Employee benefit plans and compensation plans
Service cost	(0.9)	(1.2)	$ (0.8)
Interest cost	0.1	0.1	2.2
Actuarial (loss)	(0.5)	(0.8)	(0.3)
Net periodic pension expense	$ (1.3)	$ (1.9)	$ 1.1